Capital Management (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 05, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity	$ 1,446,060	$ 798,571
Long-term debt	519,462	516,234	$ 18.0
Equity and borrowings	1,965,522	1,314,805
Less: Cash	(391,874)	(252,535)		$ (194,622)
Equity and borrowings, less cash	$ 1,573,648	$ 1,062,270